Inventories - Summary of Inventories (Parenthetical) (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of inventories [abstract]
Inventories recognized as cost of sales	$ 1,115,363,647	$ 500,000,961	$ 315,288,507